CANTOR SELECT PORTFOLIOS TRUST

CANTOR FITZGERALD LARGE CAP FOCUSED FUND

(Class A Shares: FICGX)

(Institutional Class Shares: FICHX)

(Class R6 Shares: FICIX)

Supplement dated July 2, 2026

to the Summary Prospectus, Prospectus, and

Statement of Additional Information dated February 1, 2026

Effective July 1, 2026, the Board of Trustees of the Cantor Select Portfolios Trust, Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), the investment advisor to the Cantor Fitzgerald Large Cap Focused Fund (the “Fund”), and Smith Group Asset Management, LLC (the “Sub-Advisor”), the sub-advisor to the Fund, have agreed to terminate the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor with respect to the Fund. There will be no changes to the portfolio managers of the Fund, the management fee paid by the Fund, the Fund’s investment objective, the Fund’s investment strategies, the Fund’s risks, or the Fund’s investment policies as a result of the termination of the Sub-Advisory Agreement. All references to the Sub-Advisor in the summary prospectus, prospectus, and statement of additional information are hereby removed. The Fund’s portfolio managers will remain the same but will provide their services to the Fund as employees of the Advisor instead of the Sub-Advisor.

The section “Management of the Fund’s Portfolio” in the summary prospectus is hereby replaced with the following:

The Fund’s investment advisor is Cantor Fitzgerald Investment Advisors, L.P. The individuals listed below are jointly and primarily responsible for day to day management of the Fund’s portfolio.

Portfolio managers	Title with Advisor	Start date on the Fund
John D. Brim, CFA	Co-Chief Investment Officer	Since Inception
Eivind Olsen, CFA	Portfolio Manager	Since Inception

The section “Management of the Fund” in the prospectus is hereby replaced with the following:

The individuals listed below are jointly and primarily responsible for day to day management of the Fund’s portfolio.

John D. Brim, CFA Co-Chief Investment Officer. John D. Brim has been the Co-Chief Investment Officer of the Advisor since 2025. Mr. Brim joined Smith Group Asset Management, an affiliate of the Advisor (“Smith Group”), in March 1998 and is its president and chief investment officer. Prior to joining the Advisor and Smith Group, he was a manager within the institutional investment consulting group of Deloitte & Touche from 1997 to 1998. From 1990 to 1997, Mr. Brim held a variety of positions, including senior client manager with NationsBank Asset Management in Dallas. He earned his bachelor’s degree in economics from Texas A&M University. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

Eivind Olsen, CFA Portfolio Manager. Eivind Olsen has been a portfolio manager of the Advisor since 2026. Mr. Olsen joined Smith Group in May 2008 and is a member of the portfolio management team. Prior to joining the Advisor and Smith Group, he was a portfolio manager with Brazos Capital Management/John McStay Investment Counsel from 1998 to 2008. From 1994 to 1996, he did equity research as an associate analyst with Rauscher Pierce Refsnes. He earned a bachelor’s degree in accounting and finance from Texas Christian University and an MBA in finance from the University of Texas. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

Please retain this Supplement for future reference.

CANTOR SELECT PORTFOLIOS TRUST

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND

(Class A Shares: CFIOX)

(Institutional Class Shares: CFIKX)

(Class R6 Shares: CFITX)

(Class F Shares: CFIJX)

Supplement dated July 2, 2026

to the Summary Prospectus, Prospectus, and

Statement of Additional Information dated February 1, 2026

Effective July 1, 2026, the Board of Trustees of the Cantor Select Portfolios Trust, Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), the investment advisor to the Cantor Fitzgerald International Equity Fund (the “Fund”), and Smith Group Asset Management, LLC (the “Sub-Advisor”), the sub-advisor to the Fund, have agreed to terminate the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor with respect to the Fund. There will be no changes to the portfolio managers of the Fund, the management fee paid by the Fund, the Fund’s investment objective, the Fund’s investment strategies, the Fund’s risks, or the Fund’s investment policies as a result of the termination of the Sub-Advisory Agreement. All references to the Sub-Advisor in the summary prospectus, prospectus, and statement of additional information are hereby removed. The Fund’s portfolio managers will remain the same but will provide their services to the Fund as employees of the Advisor instead of the Sub-Advisor.

The section “Management of the Fund’s Portfolio” in the summary prospectus is hereby replaced with the following:

The Fund’s investment advisor is Cantor Fitzgerald Investment Advisors, L.P. The individuals listed below are primarily responsible for day to day management of the Fund’s portfolio. Stephanie C. Jones is the lead portfolio manager, and John D. Brim is the co-portfolio manager.

Portfolio managers	Title with the Advisor	Start date on the Fund
Stephanie C. Jones, CPA	Director, Non-US Equities	Since Inception
John D. Brim, CFA	Co-Chief Investment Officer	Since Inception

The section “Management of the Fund” in the prospectus is hereby replaced with the following:

The individuals listed below are jointly and primarily responsible for day to day management of the Fund’s portfolio.

John D. Brim, CFA Co-Chief Investment Officer. John D. Brim has been the Co-Chief Investment Officer of the Advisor since 2025. Mr. Brim joined Smith Group Asset Management, an affiliate of the Advisor (“Smith Group”), in March 1998 and is its president and chief investment officer. Prior to joining the Advisor and Smith Group, he was a manager within the institutional investment consulting group of Deloitte & Touche from 1997 to 1998. From 1990 to 1997, Mr. Brim held a variety of positions, including senior client manager with NationsBank Asset Management in Dallas. He earned his bachelor’s degree in economics from Texas A&M University. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

Stephanie C. Jones, CPA Director, Non-US Equities. Mrs. Jones has been the Director, Non-US Equities of the Advisor since 2026. Mrs. Jones joined Smith Group in February 2010 and is a member of the portfolio management team. Prior to joining the Advisor and Smith Group, she was an Equity Analyst for Cimarron Asset Management, LLC from 2006-2010. From 2001 to 2006, she was a Principal for Mercer Human Resource Consulting. Previously, she held positions at Halliburton Co., where she was part of the corporate financial and SEC reporting group, and Price Waterhouse, LLP, where she worked as an auditor. Mrs. Jones graduated with a BBA in Accounting from Texas A&M University, and has an MBA with a concentration in Finance from Southern Methodist University. She is a Certified Public Accountant and a member of the American Institute of Certified Public Accountants (AICPA).

Please retain this Supplement for future reference.

CANTOR SELECT PORTFOLIOS TRUST

CANTOR FITZGERALD HIGH INCOME FUND

(Class A Shares: ATPAX)

(Institutional Class Shares: ATPYX)

(Class R6 Shares: ATPRX)

Supplement dated July 2, 2026

to the Summary Prospectus, Prospectus, and

Statement of Additional Information dated February 1, 2026

Effective July 1, 2026, the Board of Trustees of the Cantor Select Portfolios Trust, Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), the investment advisor to the Cantor Fitzgerald High Income Fund (the “Fund”), and Smith Group Asset Management, LLC (the “Sub-Advisor”), the sub-advisor to the Fund, have agreed to terminate the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor with respect to the Fund. There will be no changes to the portfolio managers of the Fund, the management fee paid by the Fund, the Fund’s investment objective, the Fund’s investment strategies, the Fund’s risks, or the Fund’s investment policies as a result of the termination of the Sub-Advisory Agreement. All references to the Sub-Advisor in the summary prospectus, prospectus, and statement of additional information are hereby removed. The Fund’s portfolio managers will remain the same but will provide their services to the Fund as employees of the Advisor instead of the Sub-Advisor.

The section “Management of the Fund’s Portfolio” in the summary prospectus is hereby replaced with the following:

The Fund’s investment advisor is Cantor Fitzgerald Investment Advisors, L.P. The individuals listed below are primarily responsible for day to day management of the Fund’s portfolio. David Schiffman is the lead portfolio manager, and John Brim is the co-portfolio manager.

Portfolio managers	Title with the Advisor	Start date on the Fund
David Schiffman	Portfolio Manager	2021
John D. Brim, CFA	Co-Chief Investment Officer	2024

The section “Management of the Fund” in the prospectus is hereby replaced with the following:

The individuals listed below are jointly and primarily responsible for day to day management of the Fund’s portfolio.

David Schiffman Portfolio Manager. David Schiffman has been the portfolio manager of the Advisor since 2026. Mr. Schiffman has been Portfolio Manager and Director of Fixed Income Investments at Smith Group Asset Management, an affiliate of the Advisor (“Smith Group”), since October 18, 2024. Mr. Schiffman was previously a Portfolio Manager at Aquila Investment Management LLC from September 2021 to October 2024. Mr. Schiffman was Chief Investment Officer and Senior Portfolio Manager of The Terra Group from 2020 to September 2021. Mr. Schiffman was Director of Insurance Investing at Foresters Investment Management Co. from 2017 to 2019, where he was responsible for the management and credit research of all investment-grade and high-yield fixed income, insurance-related assets. Previously, Mr. Schiffman was a senior fixed income portfolio manager and senior financial strategist at First Empire Asset Management from 2011 to 2017, a risk manager and senior compliance officer at UBS International from 2005 to 2011, a director of fixed income investments and senior fixed income portfolio manager at The Pension Boards – United Church of Christ from 2000 to 2005, and a portfolio manager at GRE Insurance Group from 1996 to 1999. Mr. Schiffman is a graduate of the State University of New York at Binghamton where he earned a Bachelor of Arts degree in Economics, as well as an MBA in Finance. Mr. Schiffman is a member of the Fixed Income Analysts Society and holds FINRA Series 7 and 63 licenses.

John D. Brim, CFA Co-Chief Investment Officer. John D. Brim has been the Co-Chief Investment Officer of the Advisor since 2025. Mr. Brim joined Smith Group in March 1998 and is its president and chief investment officer. Prior to joining the Advisor and Smith Group, he was a manager within the institutional investment consulting group of Deloitte & Touche from 1997 to 1998. From 1990 to 1997, Mr. Brim held a variety of positions, including senior client manager with NationsBank Asset Management in Dallas. He earned his bachelor’s degree in economics from Texas A&M University. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

Please retain this Supplement for future reference.

CANTOR SELECT PORTFOLIOS TRUST

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND

(Class A Shares: ATGAX)

(Institutional Class Shares: ATGYX)

(Class R6 Shares: ATGHX)

Supplement dated July 2, 2026

to the Summary Prospectus, Prospectus, and

Statement of Additional Information dated February 1, 2026

Effective July 1, 2026, the Board of Trustees of the Cantor Select Portfolios Trust, Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), the investment advisor to the Cantor Fitzgerald Equity Opportunity Fund (the “Fund”), and Smith Group Asset Management, LLC (the “Sub-Advisor”), the sub-advisor to the Fund, have agreed to terminate the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor with respect to the Fund. There will be no changes to the portfolio managers of the Fund, the management fee paid by the Fund, the Fund’s investment objective, the Fund’s investment strategies, the Fund’s risks, or the Fund’s investment policies as a result of the termination of the Sub-Advisory Agreement. All references to the Sub-Advisor in the summary prospectus, prospectus, and statement of additional information are hereby removed. The Fund’s portfolio managers will remain the same but will provide their services to the Fund as employees of the Advisor instead of the Sub-Advisor.

The section “Management of the Fund’s Portfolio” in the summary prospectus is hereby replaced with the following:

The Fund’s investment advisor is Cantor Fitzgerald Investment Advisors, L.P. The individuals listed below are primarily responsible for day to day management of the Fund’s portfolio. Eivind Olsen is the lead portfolio manager, and John Brim is the co-portfolio manager.

Portfolio managers	Title with the Advisor	Start date on the Fund
Eivind Olsen, CFA	Portfolio Manager	2024
John D. Brim, CFA	Co-Chief Investment Officer	2024

The section “Management of the Fund” in the prospectus is hereby replaced with the following:

The individuals listed below are jointly and primarily responsible for day to day management of the Fund’s portfolio.

Eivind Olsen, CFA Portfolio Manager. Eivind Olsen has been the portfolio manager of the Advisor since 2026. Mr. Olsen joined Smith Group Asset Management, an affiliate of the Advisor (“Smith Group”), in May 2008 and is a member of the portfolio management team. Prior to joining the Advisor and Smith Group, he was a portfolio manager with Brazos Capital Management/John McStay Investment Counsel from 1998 to 2008. From 1994 to 1996, he did equity research as an associate analyst with Rauscher Pierce Refsnes. He earned a bachelor’s degree in accounting and finance from Texas Christian University and an MBA in finance from the University of Texas. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

John D. Brim, CFA Co-Chief Investment Officer. John D. Brim has been the Co-Chief Investment Officer of the Advisor since 2025. Mr. Brim joined Smith Group in March 1998 and is its president and chief investment officer. Prior to joining the Advisor and Smith Group, he was a manager within the institutional investment consulting group of Deloitte & Touche from 1997 to 1998. From 1990 to 1997, Mr. Brim held a variety of positions, including senior client manager with NationsBank Asset Management in Dallas. He earned his bachelor’s degree in economics from Texas A&M University. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

Please retain this Supplement for future reference.

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